Equity settled share-based payments - The 2020 Option Plan (Details) - shares	Jan. 16, 2020	Aug. 27, 2018	Sep. 30, 2020	Jan. 31, 2020
Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		40.00%
Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		30.00%
Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		30.00%
Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum aggregate number of shares that can be awarded			14,057,500	31,618,125
Share option | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Share option | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Share option | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Share option | Vesting tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Share option | Vesting tranche five
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%